Audit and Other Services - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	£ 11.8	£ 11.2	£ 10.0
Audit of the Santander UK group's subsidiaries	0.7	0.9	1.4
Total audit fees	12.5	12.1	11.4
Non-audit fees:
Audit-related assurance services	0.6	0.8	0.8
Other assurance services	0.3	0.1	0.3
Other non-audit services	0.0	0.2	0.0
Total non-audit fees	0.9	1.1	1.1
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.6	£ 1.2	£ 0.8